CITICORP LIFE INSURANCE COMPANY

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



Citicorp          Citicorp Plaza
Life Insurance    P.O. Box 7031
Company           Dover, Delaware
                  19903                                          [CITICORP LOGO]



Dear Contract Owner:

We are pleased to provide you with the results of the subaccounts in your Citicorp Life Insurance Company Variable Annuity Separate Account, covering the one year period ending December 31, 1996. This annual report includes summaries of the performance of the variable annuity subaccounts, as well as annual reports of the underlying funds in which the subaccounts invest.

The performance of the subaccounts reflect the performance of the funds in which they invest, but take into account the charges and expenses imposed under the contract. Therefore, the subaccount performance figures are most representative of the returns contract holders experienced for the full calendar year under the annuity contract.

The annual report of the funds provide additional information, including the specific investments of each fund and the percentage that each investment class bears to the total fund investments.

The variable annuity you purchased was developed specifically to meet your investment needs and help you reach your financial goals. Your satisfaction with this product is important to us and we welcome any comments or suggestions you may have regarding our product or service. Please feel free to call us at 1-800-497-4855 from 8:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday.

We would like to thank you for the opportunity to be of service to you. We look forward to continuing in that role as we work together to make your future the best it can be.


Sincerely,

/s/ Larry D. Williams
Larry D. Williams

Senior Vice President

                               Table of Contents


Citicorp Life Insurance Company
Variable Annuity Separate Account Annual Report

Landmark VIP Funds Annual Report
Landmark VIP U.S. Government Fund
Landmark VIP Equity Fund
Landmark VIP Balanced Fund
Landmark VIP International Equity Fund

AIM Variable Insurance Funds, Inc. Annual Report
AIM V.I. Capital Appreciation Fund

Fidelity Variable Insurance Products Fund Annual Report
VIP: Growth Portfolio


MFS Variable Insurance Trust Annual Report
MFS World Governments Series
MFS Money Market Series

              CITICORP LIFE INSURANCE COMPANY
              VARIABLE ANNUITY SEPARATE ACCOUNT

              Financial Statements and Schedule

              December 31, 1996

              (With Independent Auditors' Report Thereon)

                             [KPMG Peat Marwick LLP]
                               1010 Market Street
                            St. Louis, MO 63101-2085

                          Independent Auditors' Report


The Board of Directors
Citicorp Life Insurance Company and Policyholders of Citicorp Life Insurance Company
  Variable Annuity Separate Account:

We have audited the accompanying statements of net assets, including the schedule of investments, of the Landmark Equity Fund, Landmark U.S. Government Fund, Landmark International Equity Fund, Landmark Balanced Fund, A.I.M. V.I. Capital Appreciation Fund, Fidelity Growth Portfolio, MFS Money Market Series, and MFS World Government Series Portfolios of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1996, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1996 by correspondence with the Landmark Variable Insurance Products Fund, A.I.M. Variable Insurance Funds, Inc., Fidelity Variable Insurance Products Fund, and MFS Variable Insurance Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Landmark Equity Fund, Landmark U.S. Government Fund, Landmark International Equity Fund, Landmark Balanced Fund, A.I.M. V.I. Capital Appreciation Fund, Fidelity Growth Portfolio, MFS Money Market Series, and MFS World Government Series Portfolios of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1996, and the results of their operations and changes in their net assets for the periods presented, in conformity with generally accepted accounting principles.


                                       /s/ KPMG Peat Marwick LLP

February 7, 1997

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1996

----------------------------------------------------------------------------------------------------------
                                                         Landmark                              A.I.M. V.I.
                                                           U.S.       Landmark     Landmark     Capital
                                           Landmark     Government  International  Balanced   Appreciation
                                          Equity Fund      Fund      Equity Fund     Fund         Fund
----------------------------------------------------------------------------------------------------------
Net assets
  Investments at market value
     (see schedule of investments)         $1,311,984   1,154,871    4,483,228     1,262,073    115,785

   Payable to Citicorp Life
     Insurance Company                              1          38           59            30         62
----------------------------------------------------------------------------------------------------------

Total net assets                           $1,311,983   1,154,833    4,483,169     1,262,043    115,723
----------------------------------------------------------------------------------------------------------

Total net assets represented by:
  Variable annuity cash value
     invested in separate account
     by contractholders                         1,508      70,075      109,826        55,410    115,723
  Citicorp Life Insurance Company equity    1,310,475   1,084,758    4,373,343     1,206,633         --
----------------------------------------------------------------------------------------------------------

Total net assets represented               $1,311,983   1,154,833    4,483,169     1,262,043    115,723
----------------------------------------------------------------------------------------------------------

Total units held by contractholders             1,165      65,380      101,764        46,475     77,611
Accumulated unit value                     $     1.29        1.07         1.08          1.19       1.49

Cost of investments                        $1,059,207   1,170,964    4,288,747     1,136,001    111,685
----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


[restubbed table]

------------------------------------------------------------------------------

                                           Fidelity        MFS       MFS World
                                            Growth        Money     Government
                                           Portfolio  Market Series   Series
------------------------------------------------------------------------------
Net assets
  Investments at market value
     (see schedule of investments)         145,817       50,127      74,053

   Payable to Citicorp Life
     Insurance Company                          79           27          40
------------------------------------------------------------------------------

Total net assets                           145,738       50,100      74,013
------------------------------------------------------------------------------

Total net assets represented by:
  Variable annuity cash value
     invested in separate account
     by contractholders                    145,738       50,100      74,013
  Citicorp Life Insurance Company equity        --           --          --
------------------------------------------------------------------------------

Total net assets represented               145,738       50,100      74,013
------------------------------------------------------------------------------

Total units held by contractholders         98,550       47,376      65,848
Accumulated unit value                        1.48         1.06        1.12

Cost of investments                        140,566       50,127      70,829
------------------------------------------------------------------------------

[end of restubbed table]

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

For the year ended December 31, 1996


---------------------------------------------------------------------------------------------------------
                                                         Landmark                             A.I.M. V.I.
                                                           U.S.       Landmark     Landmark    Capital
                                             Landmark   Government  International  Balanced  Appreciation
                                           Equity Fund     Fund      Equity Fund     Fund        Fund
---------------------------------------------------------------------------------------------------------
Investment income - dividends               $ 45,449       69,642      130,400      61,588        173

Expenses:
  Mortality and expense risk fees                  3          467          404         312        548
  Daily administrative charges                    --           55           47          38         65
---------------------------------------------------------------------------------------------------------

Total expenses                                     3          522          451         350        613
---------------------------------------------------------------------------------------------------------

Net investment income (loss)                  45,446       69,120      129,949      61,238       (440)
---------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
  on investments:
     Realized gain on sale of investments         --           12           22          44          5
     Change in unrealized gain (loss)
       on investments                        117,485      (50,069)     122,500      38,580      4,100
---------------------------------------------------------------------------------------------------------

Net gain (loss) on investments               117,485      (50,057)     122,522      38,624      4,105
---------------------------------------------------------------------------------------------------------

Increase in net assets resulting
  from operations                           $162,931       19,063      252,471      99,862      3,665
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

[restubbed table]


                                           Fidelity         MFS        MFS World
                                            Growth         Money      Government
                                           Portfolio   Market Series    Series
--------------------------------------------------------------------------------
Investment income - dividends                  429          379             --

Expenses:
  Mortality and expense risk fees              703          111            470
  Daily administrative charges                  84           13             56
--------------------------------------------------------------------------------

Total expenses                                 787          124            526
--------------------------------------------------------------------------------

Net investment income (loss)                  (358)         255           (526)
--------------------------------------------------------------------------------

Realized and unrealized gain (loss)
  on investments:
     Realized gain on sale of investments      124           --             15
     Change in unrealized gain (loss)
       on investments                        4,380           --          3,224
--------------------------------------------------------------------------------

Net gain (loss) on investments               4,504           --          3,239
--------------------------------------------------------------------------------

Increase in net assets resulting
  from operations                            4,146          255          2,713
--------------------------------------------------------------------------------

[end of restubbed table]


CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1996

----------------------------------------------------------------------------------------------------------------
                                                              Landmark                              A.I.M. V.I.
                                                                U.S.       Landmark     Landmark      Capital
                                                Landmark     Government  International  Balanced    Appreciation
                                               Equity Fund      Fund      Equity Fund     Fund          Fund
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets resulting
  from operations:
  Net investment income (loss)                  $  45,446       69,120      129,949       61,238        (440)
  Realized gain on sale of investments                 --           12           22           44           5
  Change in unrealized gain (loss)
     on investments                               117,485      (50,069)     122,500       38,580       4,100
----------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
  from operations                                 162,931       19,063      252,471       99,862       3,665
----------------------------------------------------------------------------------------------------------------

Capital transactions:
  Contract deposits                                 1,531       66,291      107,779       47,895     110,664
  Transfers from Citicorp Life
  Insurance Company                                    --           --           --           --       1,394
  Annual administrative charges                        --           --           --          (14)
  Contract withdrawals                                 --           --           --           --          --
----------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
  from capital transactions                         1,531       66,291      107,779       47,881     112,058
----------------------------------------------------------------------------------------------------------------

Total increase in net assets                      164,462       85,354      360,250      147,743     115,723

Net assets at beginning of period               1,147,521    1,069,479    4,122,919    1,114,300          --
----------------------------------------------------------------------------------------------------------------

Net assets at end of period                    $1,311,983    1,154,833    4,483,169    1,262,043     115,723
----------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

[restubbed table]


                                             Fidelity        MFS       MFS World
                                              Growth        Money     Government
                                             Portfolio  Market Series   Series
--------------------------------------------------------------------------------
Increase (decrease) in net assets resulting
  from operations:
  Net investment income (loss)                  (358)        255          (526)
  Realized gain on sale of investments           124          --            15
  Change in unrealized gain (loss)
     on investments                            4,380          --         3,224
--------------------------------------------------------------------------------

Increase in net assets resulting
  from operations                              4,146         255         2,713
--------------------------------------------------------------------------------

Capital transactions:
  Contract deposits                          134,244      49,845        71,300
  Transfers from Citicorp Life
  Insurance Company                            1,394          --            --
  Annual administrative charges                  (16)         --            --
  Contract withdrawals                            --          --            --
--------------------------------------------------------------------------------

Increase in net assets resulting
  from capital transactions                  135,622      49,845        71,300
--------------------------------------------------------------------------------

Total increase in net assets                 139,768      50,100        74,013

Net assets at beginning of period              5,970          --            --
--------------------------------------------------------------------------------

Net assets at end of period                  145,738      50,100        74,013
--------------------------------------------------------------------------------

[end of restubbed table]

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the period June 5, 1995 (Inception) to December 31, 1995

------------------------------------------------------------------------------------------------------------
                                                           Landmark
                                                            U.S.        Landmark       Landmark    Fidelity
                                              Landmark   Government   International    Balanced     Growth
                                            Equity Fund     Fund       Equity Fund       Fund      Portfolio
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets resulting
  from operations:
    Net investment income (loss)             $  12,229       35,503        50,938         21,665       (50)
    Realized gain on sale of investments            --           --            --              2         8
    Change in unrealized appreciation
       on investments                          135,292       33,976        71,981         87,492       871
------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
  from operations                               147,521      69,479       122,919        109,159       829
------------------------------------------------------------------------------------------------------------

Capital transactions:
  Contract deposits                                  --          --            --          5,141     5,141
  Transfers from Citicorp Life
     Insurance Company                        1,000,000   1,000,000     4,000,000      1,000,000        --
  Annual administrative charges                      --          --            --             --        --
  Contract withdrawals                               --          --            --             --        --
------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
  from capital transactions                   1,000,000   1,000,000     4,000,000      1,005,141     5,141
------------------------------------------------------------------------------------------------------------

Total increase in net assets                  1,147,521   1,069,479     4,122,919      1,114,300     5,970

Net assets at beginning of period                    --          --            --             --        --
------------------------------------------------------------------------------------------------------------

Net assets at end of period                  $1,147,521   1,069,479     4,122,919      1,114,300     5,970
------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------

(1) History

    The Citicorp Life Insurance Company Variable Annuity Separate Account (the "Account") is a separate investment account maintained under the provisions of Arizona Insurance Law by Citicorp Life Insurance Company (the "Company"), a subsidiary of Citibank Delaware. The Account operates as a unit investment trust registered under the Investment Company act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the "contracts"). The Account invests in portfolios of the Landmark Variable Insurance Products (VIP) Funds, the A.I.M. Variable Insurance Funds, Inc., the Fidelity Investments Variable Insurance Products Fund, and the MFS Variable Insurance Trust (the "Funds"). The available portfolios of the Landmark VIP Funds include the Landmark VIP Equity Fund, the Landmark VIP U.S. Government Fund, the Landmark VIP International Equity Fund and the Landmark VIP Balanced Fund. The A.I.M. V.I. Capital Appreciation Fund of the A.I.M. Variable Insurance Funds, Inc., the Growth Portfolio of the Fidelity Investments Variable Insurance Products Fund, the MFS Money Market Series and the MFS World Government Series of the MFS Variable Insurance Trust are also available for investment.

    The account had no assets or operations until June 5, 1995, when the initial investment was made. On June 12, 1995, the Company transferred $7,000,000 from its general funds to provide initial capital in the Landmark Variable Insurance Products Funds. There were no assets or operations reflected within the A.I.M. V.I. Capital Appreciation Fund, MFS Money Market Series or the MFS World Government Series Portfolio's at December 31, 1995 as the initial investments to these Portfolio's were made in April, April, and June 1996, respectively.

    The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

    In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

(2) Summary of Significant Accounting Policies

    The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

    Investment Valuation - The investment in the Fund is stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last working day of the period.

                                                                     (continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------

    Accounting for Investments - Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is generally determined on the specific identification method.

    Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations, and is not taxed separately. Under existing law, no taxes are payable on investment income and realized capital gains of the Account.

    Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3) Contract Charges

    Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation, and are equivalent on an annual basis to 1.25% of the net assets of the contracts.

    An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative expenses are assessed through the daily unit value calculation, and are equivalent on an annual basis to 0.15% of the net assets of the contracts.

    The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within five contract years, a deferred sales charge will be assessed. The deferred sales charge is based on a table of charges, of which the maximum charge is currently 7% of the contract value. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

    Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.

                                                                     (continued)
                                       7

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
(4) Purchases of Investments

    For the year ended December 31, 1996, investment activity in each of the respective Funds was as follows:

------------------------------------------------------------------------


                                               Cost of         Proceeds
      Shares of                               purchases       from sales
------------------------------------------------------------------------

Landmark Variable Insurance Products Funds:
      Landmark Equity Fund                     $ 46,980             2
      Landmark U.S. Government Fund             135,933           484
      Landmark International Equity Fund        238,180           393
      Landmark Balanced Fund                    109,483           338
A.I.M. Variable Insurance Funds, Inc.:
      A.I.M. V.I. Capital Appreciation Fund     112,231           551
Fidelity Variable Insurance Products Fund:
      Growth Portfolio                          136,067           728
MFS Variable Insurance Trust:
      MFS Money Market Series                    55,224         5,097
      MFS World Governments Series               71,300           486
------------------------------------------------------------------------

                                                              (continued)
                                       8

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
(5) Net Increase in Accumulation Units

    For the year ended December 31, 1996, transactions in accumulation units of contractholders of the Account were as follows:

-------------------------------------------------------------------------------------------------------

                                                     Landmark                               A.I.M. V.I.
                                                       U.S.       Landmark      Landmark     Capital
                                       Landmark     Government  International   Balanced   Appreciation
                                      Equity Fund      Fund      Equity Fund      Fund         Fund
-------------------------------------------------------------------------------------------------------
Units purchased                           1,165       65,380        101,764      41,393       76,664
Units withdrawn and contract charges         --           --             --         (12)          --
Units transferred between funds              --           --             --          --          947
-------------------------------------------------------------------------------------------------------

Net increase                              1,165       65,380        101,764      41,381       77,611

Units at beginning of period                 --           --             --       5,094           --
-------------------------------------------------------------------------------------------------------

Units at end of period                    1,165       65,380        101,764      46,475       77,611
-------------------------------------------------------------------------------------------------------


[restubbed table]

---------------------------------------------------------------------------

                                        Fidelity        MFS       MFS World
                                         Growth        Money     Government
                                        Portfolio  Market Series   Series
---------------------------------------------------------------------------
Units purchased                          93,044      47,376         65,848
Units withdrawn and contract charges        (11)         --             --
Units transferred between funds             952          --             --
---------------------------------------------------------------------------

Net increase                             93,985      47,376         65,848

Units at beginning of period              4,565          --             --
---------------------------------------------------------------------------

Units at end of period                   98,550      47,376         65,848
---------------------------------------------------------------------------

[end of restubbed table]

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

================================================================================

(5) Net Increase in Accumulation Units (continued)

    For the period June 5, 1995 (Inception) to December 31, 1995, transactions in accumulation units of contractholders of the Account were as follows:

-------------------------------------------------------------------------

                                            Landmark            Fidelity
                                            Balanced             Growth
                                              Fund              Portfolio
-------------------------------------------------------------------------

Units purchased                               5,094               4,565
Units withdrawn and contract charges             --                  --
Units transferred between funds                  --                  --
-------------------------------------------------------------------------

Net increase                                  5,094               4,565

Units at beginning of period                     --                  --
-------------------------------------------------------------------------

Units at end of period                        5,094               4,565
-------------------------------------------------------------------------

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Schedule of Investments

December 31, 1996

--------------------------------------------------------------------------------

                                              Number        Market
                                            of shares        value       Cost
--------------------------------------------------------------------------------

Landmark Variable Insurance
  Products Funds:
   Landmark Equity Fund                      103,387     $1,311,984    1,059,207
   Landmark U.S. Government Fund             115,603      1,154,871    1,170,964
   Landmark International Equity Fund        422,547      4,483,228    4,288,747
   Landmark Balanced Fund                    110,611      1,262,073    1,136,001

A.I.M. Variable Insurance Funds, Inc.:
   A.I.M. V.I. Capital Appreciation Fund       5,959        115,785      111,685

Fidelity Variable Insurance Products Fund:
   Growth Portfolio                            4,683        145,817      140,566

MFS Variable Insurance Trust:
   MFS Money Market Series                    50,127         50,127       50,127
   MFS World Government Series                 6,999         74,053       70,829
--------------------------------------------------------------------------------

The following documents have been previously filed via EDGAR and are herein incorporated by reference. Financial information may be obtained from the following:

Landmark Institutional Funds
CIK#:  0000878732
Form Type:  N-30B-2
File Number:  811-06401
Filing Date: 3/03/97
Accession No.: 0000950156-97-000229

AIM Variable Insurance Funds, Inc.
CIK #:  0000896435
Form Type: N-30D
File Number:  811-07452
Filing Date: 3/05/97
Accession No.: 0000899243-97-000334

Fidelity Variable Insurance Products Fund
CIK #:  0000814066
Form Type:  N-30D
File Number: 811-03329
Filing Date: 2/26/97
Accession No.: 0000215829-97-000003

MFS Variable Insurance Trust
CIK #:  0000918571
Form Type: N-30D
File Number:  811-08326
Filing Date: 3/05/97
Accession No.: 0000950156-97-000271, 0000950156-97-000283